Reverse Capitalization (Details)	12 Months Ended
Dec. 31, 2024 shares
Venus shares issued to underwriter	375
Venus shares issued to Joyous JD Limited	1,070
Weighted average shares outstanding	219,283
Ordinary Shares [Member]
Venus public shares after redemption	2,106,245
Venus shares converted from rights	482,500
Venus Sponsor shares	1,375,000
Venus shares issued to underwriter	75,000
Venus shares issued in the Business Combination	39,603,961
Venus shares issued to Joyous JD Limited	214,000
Weighted average shares outstanding	43,856,706
Percent of shares owned by VIYI shareholders	90.30%
Percent of shares owned by underwriter	0.17%
Percent of shares owned by Venus	9.04%
Percent of shares owned by Joyous JD limited	0.49%
Adjusted For The Reverse Stock Split [Member]
Venus public shares after redemption	10,531
Venus shares converted from rights	2,413
Venus Sponsor shares	6,875
Venus shares issued to underwriter	375
Venus shares issued in the Business Combination	198,019
Venus shares issued to Joyous JD Limited	1,070
Weighted average shares outstanding	219,283
Percent of shares owned by VIYI shareholders	90.30%
Percent of shares owned by underwriter	0.17%
Percent of shares owned by Venus	9.04%
Percent of shares owned by Joyous JD limited	0.49%